Significant basis of preparation and accounting policies - Summary of impact on balance sheet as a result of adoption of IFRS 7 (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Jan. 01, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure in tabular form of impact on balance sheet as a result of adoption of IFRS 7 [Line Items]
Increase in cash and cash equivalents	₩ 34,219,148		$ 27,153,744	₩ 20,613,073		$ 16,356,985		₩ 17,343,237	₩ 17,753,709
Decrease in loans and other financial assets at amortized cost	355,760,729	[1]	$ 282,304,975	348,885,617	[1]
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | IFRS 7 [member]
Disclosure in tabular form of impact on balance sheet as a result of adoption of IFRS 7 [Line Items]
Increase in cash and cash equivalents	22,965,162			13,047,255			₩ 7,352,253	₩ 7,352,253
Decrease in loans and other financial assets at amortized cost	₩ (22,965,162)			₩ (13,047,255)			₩ (7,352,253)

[1]	Cash and cash equivalents are not included.